Dreyfus Municipal Funds, Inc.

-          Dreyfus High Yield Municipal Bond Fund (the "Fund")

Incorporated herein by reference, on behalf of the Fund, is a supplement to the Fund's prospectus filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on August 12, 2014 (SEC Accession No. 0000878092-14-000025).